INCOME TAXES	12 Months Ended
Feb. 28, 2017
INCOME TAXES
INCOME TAXES

19. INCOME TAXES

        The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	February 28, 2017	February 29, 2016
Canada	(14,156)	(22,994)
Luxembourg	(2,004)	(7,222)
India	728	1,756
China	414	706
Other	104	(11,535)

	(14,914)	(39,289)

        Income tax expense, both current and deferred, relates to jurisdictions outside of Canada where losses are not sufficient to cover the tax liability in the region. For the year ended February 28, 2017, the current income tax expenses were $931 [2016 – $434] and the deferred income tax expense (recovery) was ($148) [2016 – $1,841].

        The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net loss, for the following reasons:

	2017	2016
Loss before income taxes	(14,914)	(39,289)
Statutory income tax rate	26.5%	26.5%
Expected income tax recovery	(3,952)	(10,412)
Foreign tax rate differences	563	578
Non-deductible expenses and non-taxable income	(785)	37
Change in valuation allowances	4,967	6,043
Share issue costs	(156)	—
Goodwill impairment	—	4,420
Foreign bank, minimum and withholding taxes	353	—
Prior year adjustments	(183)	1,444
Other	(24)	165

	783	2,275

        The Company's deferred tax assets and liabilities include the following significant components:

	2017	2016
Income tax loss carryforwards	44,541	39,322
Capital loss	19,011	19,011
Research and development tax credits	13,180	13,180
SR&ED expenditures	6,872	6,872
Book and tax differences on assets	960	1,256
Share issue expenses	529	443
Income and expense reserves	194	236

Total gross deferred tax assets	85,287	80,320

Valuation allowance	(85,287)	(80,320)

Income and expense reserves	(148)	(294)

Net deferred tax liability	(148)	(294)

        As at February 28, 2017, the Company had cumulative tax loss carryforwards in the following jurisdictions: Canada – $155,054, United States – $7,783, Luxembourg – $38,165. The Company also has capital losses being carried forward in the following jurisdictions: Canada – $16,302; United States – $45,543.

        The losses in Canada expire starting in fiscal 2031 until fiscal 2037. The losses in Luxembourg can be carried forward indefinitely. Income tax benefits relating to the losses in Canada and Luxembourg have not been recognized in the consolidated financial statements as the recognition requirements under the liability method of accounting for income taxes have not been met.

        The losses in the U.S. expire between fiscal 2022 and fiscal 2032. Internal Revenue Code Section 382 imposes an annual limitation on the use of a company's net operating loss carryforwards when a company has an ownership change. The acquisition of Axerra Networks, Inc. by the Company resulted in an ownership change as understood by Section 382. As a result, the annual restriction of the amount of losses of Axerra Networks, Inc. that may be used has been calculated as $521.

        As at February 28, 2017, the Company had $14,720 of investment tax credits available to reduce future federal Canadian income taxes payable. These investment tax credits begin to expire in 2022. In addition, the Company had provincial research and development tax credits of $2,361, which are available to reduce future provincial income taxes payable. These provincial tax credits begin to expire in 2029. The tax benefit of the federal and provincial tax credits has not been recognized in the consolidated financial statements.

        As at February 28, 2017, the Company has not recorded any liabilities associated with uncertain tax positions.

        The Company remains subject to examination by tax authorities in Canada for years 2011 to 2017 and in the major jurisdictions for tax years 2012 to 2017.